Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE BALANCED FUND, INC.
Entity Central Index Key	0000871839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005423
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	RPBAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 4,625,553,000
Holdings Count | Holding	1,582
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,625,553
Number of Portfolio Holdings	1,582

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	21.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
U.S. Government & Agency Mortgage-Backed Securities	7.5
Bond Mutual Funds	5.3
Equity Mutual Funds	4.2
Non-U.S. Government Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.0
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.3%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.6
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
Microsoft	3.1
NVIDIA	2.8
U.S. Treasury Bonds	2.6
Apple	2.2
Amazon.com	1.8
Alphabet	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166328
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	RBAIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 4,625,553,000
Holdings Count | Holding	1,582
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,625,553
Number of Portfolio Holdings	1,582

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	21.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
U.S. Government & Agency Mortgage-Backed Securities	7.5
Bond Mutual Funds	5.3
Equity Mutual Funds	4.2
Non-U.S. Government Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.0
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.3%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.6
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
Microsoft	3.1
NVIDIA	2.8
U.S. Treasury Bonds	2.6
Apple	2.2
Amazon.com	1.8
Alphabet	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless